Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between the Statutory Rate and The Company's Effective Tax Rate

The following is reconciliation between the statutory rate and the Company’s effective tax rate. For 2023, 2024 and 2025, the statutory rate represented the Chinese Mainland statutory rate of 25%.

	Years ended December 31,
	2023	2024
Statutory Rate	25.00%	25.00%
Expenses not deductible for tax purposes	(20.63%)	(9,026.84%)
Super deduction on research and development expenses	2.85%	4,487.22%
Effect of preferential tax rate for high-tech enterprises	(19.55%)	1,105.04%
Effect of different tax rates of a subsidiary operating in other jurisdiction	(7.33%)	(2,880.81%)
Effect of expired tax loss	(0.01%)	0.00%
Change in valuation allowance	71.18%	18,154.30%
True up	(22.85%)	1,004.19%
Total	28.66%	12,868.10%

11.
Taxation—(Continued)

b) Income tax—(Continued)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Company’s effective tax rate is as follows (in thousands, except percentages).

	Years ended December 31,2025
	RMB	Percentage
Income before tax and share of loss of equity-method investees	460,298
Income tax expense at statutory rate	115,072	25.00%
Foreign tax effects	2,995	0.65%
Tax Credits
Effect of preferential tax rate for high-tech enterprises	(35,978)	(7.82%)
Super deduction on research and development expenses	(14,232)	(3.09%)
Changes in valuation allowances	(26,132)	(5.68%)
Nontaxable or nondeductible items
Share-based compensation expenses	7,932	1.72%
Others	1,781	0.39%
True up	5,311	1.16%

Effective tax rate	56,749	12.33%

Summary of Income Tax Paid

In accordance with the guidance in ASU 2023-09 (which was adopted prospectively in 2025), net income tax paid in 2025 to the following jurisdiction was as follow:

Year ended December 31,2025
RMB
China	18,722

Summary of (Loss) Income by Tax Jurisdictions

(Loss) income by tax jurisdictions

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
(Loss) income from Chinese Mainland operations	(109,968)	102,888	472,271
Income (loss) from Hong Kong operations	72	(72,313)	(3,216)
Loss from Cayman operations	(41,724)	(25,479)	(5,145)
Income (loss) from operations in other tax jurisdictions	3,214	(5,538)	(3,612)
Total (loss) income before tax and share of loss of equity method investments	(148,406)	(442)	460,298

Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	1,124	1,537	63,641
Deferred tax benefits	(43,654)	(58,414)	(6,892)
Total income tax (benefits) expenses	(42,530)	(56,877)	56,749

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	134,981	73,415	37,498
Deductible temporary differences	111,726	95,404	109,180
Allowance for credit losses	4,111	3,888	611
Write-down of inventory	11,437	2,931	2,588
Unrealized fair value losses for certain investments	—	6,375	7,214
Impairment loss of long-term investments	—	—	3,543
Total deferred tax assets	262,255	182,013	160,634
Less: valuation allowance	(262,255)	(182,013)	(160,634)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	67,658	9,244	2,352
Total deferred tax liabilities	67,658	9,244	2,352

Movement of Deferred Tax Valuation Allowance

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	367,884	262,255	182,013
Additions (reductions), net of foreign exchange impacts	(105,629)	(80,242)	(21,379)
Balance at end of the year	262,255	182,013	160,634